Inventories - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories [Line Items]
Depreciation and depletion included in inventories	$ 12,203	$ 13,663
Percentage of payroll and employee benefits included in production costs	49.00%
Employee benefits expense	$ 41,054	34,271
Cost of sales [member]
Disclosure Of Inventories [Line Items]
Inventory write-down	$ 0	$ 17,000